CASH, CASH EQUIVALENT, AND RESTRICTED CASH (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents:
Cash and Banks	R$ 194,968	R$ 422,819
Financial Investments	388,384	369,433
Total cash and cash equivalents	583,352	792,252	R$ 327,198	R$ 1,246,125
Restricted Cash:
Marketing - Itaipu	836,872	2,665
Marketing - PROINFA	553,105	1,162,561
PROCEL	61,329	50,132
Resources of RGR	108,782	114,518
Total Restricted Cash	1,560,088	1,329,876
Total	R$ 2,143,440	R$ 2,122,128